Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes
14.	Income taxes
The following table presents a summary of U.S. and foreign income tax expense components:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Current:
Foreign	(3,936)	(10,289)	(7,682)
Federal	1,177	(1,336)	(36)
Deferred:
Foreign	12,425	8,749	2,063
Withholding:
Foreign	(4,299)	(3,921)	(6,339)
Federal	(142)	(272)	—

Income tax expense	$5,225	$(7,069)	$(11,994)

Below the classification of deferred tax assets/liabilities by current and non-current:

	As of December 31, 2019	As of December 31, 2018
Non-Current deferred tax assets	36,700	30,758

Total deferred tax assets	36,700	30,758

Less valuation allowance	(11,349)	(18,007)
Net deferred tax assets	25,351	12,751
Non-Current deferred tax liabilities	—	—

Total deferred tax liabilities	—	—

Total deferred tax	$25,351	$12,751

As of December 31, 2019, consolidated loss carryforwards for income tax purposes were $81,324. If not utilized, tax loss carryforwards will begin to expire as follows:

Expiration Date	NOLs Amount
Expires 2022	23
Thereafter	31,466
Without expiration dates	49,835

TOTAL (1)	81,324

(1)	A partial valuation allowance is booked as of December 31, 2019 in order to reserve $ 33,351 of the tax loss carryforwards detailed above.
NOLs Carryforwards expiration:
Brazil: $42,665. No expiration but offset limitation of 30% of the taxable income by fiscal year.
Argentina: $146. Five fiscal years expiration.
Colombia: $ 3,028. Twelve fiscal years expiration in general.
Peru: $4,564. No expiration, but offset limitation of 50% of the taxable income by fiscal year.
Mexico: $27,416. Ten fiscal years expiration.
Uruguay: $894. Five fiscal years expiration.
Chile: $2,606. No expiration.
Others: $5
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company has foreign subsidiaries with aggregated undistributed earnings of $ 70,494 as of December 31, 2019. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences.
The Company’s management considers the earnings of the foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings or state income taxes, and for that reason has not recorded a deferred tax liability.
The following table summarizes the composition of deferred tax assets and liabilities as of the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Deferred Tax Assets
Tax loss carryforwards	25,717	23,445
Allowance for doubtful accounts	462	175
Royalties	69	2,296
Provisions and other assets	11,319	6,037
Property and equipment	(438)	(125)
Others	(429)	(1,070)

Total Deferred Tax Assets	$36,700	$30,758

Less valuation allowance	(11,349)	(18,007)

Total Deferred Tax Assets, net	$25,351	$12,751

Deferred Tax Liabilities	—	—

Total Deferred Tax Liabilities	$—	$—

Total Deferred Tax	$25,351	$12,751

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the weighted average income tax rate for 2019, 2018 and 2017 to income / (loss) before taxes:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Net Income / (Loss) before Income Tax	$(26,135)	$26,223	$54,360
Weighted average income tax rate (3)	29%	39%	33%

Income tax expense at weighted average income tax rate	(7,474)	10,273	17,740

Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses (1)	(469)	(1,448)	(10,714)
Foreign non-creditable withholding tax (2)	4,439	4,193	6,339
Non-deductible expenses	1,054	1,346	2,223
Currency translation adjustment	1,891	1,902
Tax credits recovery	(157)	—	—
Others	553	540	(651)
True up	(2,693)	1,204
Change in Valuation allowance	(5,010)	(10,941)	(2,943)
Change in tax rate	2,641	—	—

Income Tax expense	$(5,225)	$7,069	$11,994

(1)	Includes tax benefits/losses generated by operations located in the Uruguayan “Free Trade Zone” and the benefits from Promotion Software Law in Argentina.
(2)	Includes foreign withholding taxes on royalties and services.
(3)
The Company uses a weighted average rate for the income tax reconciliation, since most of the business operations are run by subsidiaries located outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

The following table presents the changes in the Company’s valuation allowance as of December 31, 2019, 2018 and 2017:

	Balance of beginning of period	Increase	(Decrease)	Balance at end of period
2019	18,007	5,892	(12,550)	11,349
2018	42,584	997	(25,574)	18,007
2017	45,526	4,716	(7,658)	42,584
Tax Reform
Argentina
On December 23, 2019 the Argentine congress enacted a law which maintains corporate income tax rate of 30% for two more years, instead of reducing the rate to 25% as established under the previous law. The law also maintains the dividend withholding tax rate of 7% for two more years for profits accrued during fiscal year starting on January 1, 2020, instead of applying the 13% rate as previously established. In September 2018, the Argentine Government issued the Decree 793/2018 which established a temporary withholding on exports of 12% with a maximum limit of 4 Argentine Pesos per each US dollar of the amount of the export invoice. This withholding on exports is applicable for exports of years 2019 and 2020. A new Law modified reduced the percentage since 2020 from 12% to 5% without limit and extended the application of withholdings on exports until December 31, 2021.
On December 23th 2019 a new Tax (Tax for an Inclusive and Solidarity Argentina (PAIS)) was created in Argentina. New 30% Tax applies on the purchases by Argentinean residents of foreign services through credit/debit cards; acquisition by Argentinean residents of services to be provided outside the country, contracted through Travel and Tourism agencies - wholesale and / or retailers - of the country, acquisition of International passenger transport services (land, air, aquatic and road) provided that foreign currency is required to complete a transaction.
Software Law & Knowledge-based-Economy Promotional regime
On August 18, 2017, the Argentine National Ministry of Production issued Disposition
82-E/2017,
accepting the registration of our Argentine subsidiary in the National Registry of Software Producers, created by Decree 1315/13. As a result of this registration and pursuant to Argentine National Law No. 25,922, as amended, and its corresponding regulations (the “Software Promotion Law”), our Argentine subsidiary has been granted several tax benefits through December 31, 2019. These benefits include (i) a fixed national tax rate, (ii) a fiscal bond equivalent to 70% of the value of 75,14% of the company’s social security tax contribution payments under Laws 19,032, 24,013 and 24,241, which can be used as a tax credit to offset national taxes; provided that not more than 13.83% of this tax credit may be used by the company to cancel Argentine corporate income tax; (iii) exemption from value-added tax withholding regimes; and (iv) a 60% reduction in the total amount of corporate income tax as applied to income from the activities of creation, design, development, production, implementation or adjustment (upgrade) of developed software systems and their associated documents.
On June 10, 2019, the Argentine government enacted Law No. 27,506 (knowledge-based economy promotional regime), which established a regime that provides certain tax benefits for companies that meet specific criteria, such as companies that derive at least 70% of their revenues from certain specified activities. Law No. 27,506 allows companies currently benefiting from the software development law, to apply for tax benefits under Law No. 27,506, which will be effective from January 1, 2020 to December 31, 2029. Eligible companies are entitled to i) a 15% corporate income tax rate (instead of the otherwise applicable 30% corporate income tax rate), ii) a freeze on the taxpayer’s overall federal tax burden, iii) a reduction in employer social security contributions and iv) a tax credit in the amount of 1.6 times the amount payable as social security contributions. The tax credit may be used to offset federal taxes, such as value-added tax and income tax. The mentioned regime was suspended on January 20, 2020 through a new resolution issued by Argentina’s Ministry of Productive Development until new rules for the application of the knowledge-based economy promotional regime are issued. The Company will analyze whether it will be eligible to benefit from the law and its related tax benefits once the new regulations are issued.